Net Income (Loss) Per Share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings per share [abstract]
Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended March 31,
	2020	2019
	$	$
Net income (loss)	779	(4,911)
Basic weighted average number of shares outstanding	21,523,416	16,440,760
Net income (loss) per share (basic)	0.04	(0.30)

Dilutive effect of stock options and DSUs	337,000	—
Dilutive effect of share purchase warrants	—	—
Diluted weighted average number of shares outstanding	21,860,416	16,440,760
Net income (loss) per share (diluted)	0.04	(0.30)

Items excluded from the calculation of diluted net loss per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options	208,357	889,685
Deferred stock units	—	—
Warrants (number of equivalent shares)	9,453,174	3,391,844